Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes on Income [Abstract]
Domestic	$ 285	$ (405)	$ (41)
Foreign	27	80	54
Total Income (Loss) before taxes	$ 312	$ (325)	$ 13